                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [ ]; Amendment Number: ______________

This Amendment (Check only one)   [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Manager Filing this Report:

Name:    PLAINSCAPITAL CORPORATION
Address: 2323 Victory Avenue, Suite 1400
         Dallas, TX 75219

Form 13F File Number: 28-12708

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allen Custard
Title: Executive Vice President and Chief Financial Officer
Phone: 214.525.9033

Signature, Place and Date of Signing:


/s/ ALLEN CUSTARD                    Dallas, TX        July 29, 2010
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Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



Form 13F File Number               Name

28-06796                Hester Capital Management LLC
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